Related Party Transactions (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 27, 2017	Dec. 27, 2016	Nov. 25, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Restricted Stock Units (RSUs) [Member] | Directors [Member]
Number of shares granted	11,000
Description of vesting rights	Awards vest 25% on each of the first four anniversaries of the grant date.
AEG Consulting LLC (firm owned by a Co-Chairman) [Member]
Payments for consulting fees				$ 5,475	$ 4,050	$ 15,195	$ 10,238
AEG Consulting LLC (firm owned by a Co-Chairman) [Member] | Restricted Stock Units (RSUs) [Member]
Number of shares granted	5,000
Description of vesting rights	Awards vest 25% on each of the first four anniversaries of the grant date.
AEG Consulting LLC (firm owned by a Co-Chairman) [Member] | Employee Stock Option [Member]
Number of shares granted	10,000
Exercise price of options	$ 7.12
Stock options expiration period	7 years
Description of vesting rights	Awards vest 25% on each of the first four anniversaries of the grant date.
Mr. Jeffrey B. Shealy [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued			20,000
Common stock price per share			$ 5.00
Vice President of Engineering [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued			2,000
Aggregate purchase price			$ 10,000
Common stock price per share			$ 5.00
Mr. James R. Shealy [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued			14,000
Aggregate purchase price			$ 70,000
CoChairmen [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued			200,000
Aggregate purchase price			$ 1,000,000
Common stock price per share			$ 5.00
Second Co Chairman [Member] | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued		2,000
Aggregate purchase price		$ 10,000
Common stock price per share		$ 5.00
Mr. Michael J. Shealy | Private placement offering (the "2016-2017 Offering'') [Member]
Number of shares issued		20,000
Aggregate purchase price		$ 100,000
Akoustis, Inc. [Member] | Big Red LLC [Member]
Transaction from related party						$ 43,544